FINANCE EXPENSE (Table)	12 Months Ended
Jun. 30, 2026
Finance Expense [Abstract]
Finance expense

Amounts in R million	Note	2026	2025	2024

Interest on financial liabilities measured at amortised cost#		(1.1)	(1.5)	(1.5)
Unwinding of provision for environmental rehabilitation	10	(51.0)	(58.6)	(56.3)
Discount recognised on payments made under protest	24	(37.8)	(3.3)	(14.0)
Interest on lease liabilities#		(1.7)	(2.3)	(3.0)
Realised foreign exchange loss		(0.2)	—	(1.6)
Other finance expenses#		(8.2)	(7.7)	—
		(100.0)	(73.4)	(76.4)
Cash interest paid consists of items denoted above (#).